UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22356

Archer Investment Series Trust

(Exact name of registrant as specified in charter)

c/o Archer Investment Corporation
11711 N. College Ave., #200, Carmel, IN 46032

 (Address of principal executive offices)  (Zip code)

c/o Archer Investment Corporation
11711 N. College Ave., #200, Carmel, IN 46032

 (Name and address of agent for service)

With copies to:

C. Richard Ropka, Esq.

Law Office of C. Richard Ropka

215 Fries Mill Road

Turnersville, NJ  08012

Registrant's telephone number, including area code: (800)238-7701

Date of fiscal year end: August 31

Date of reporting period: February 28, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

THE ARCHER FUNDS

BALANCED FUND (ARCHX)

INCOME FUND (ARINX)

STOCK FUND (ARSKX)

DIVIDEND GROWTH FUND (ARDGX)

FOCUS FUND (AFOCX)

MULTICAP FUND (ALSMX)

SEMI-ANNUAL REPORT

February 28, 2023

(Unaudited)

ARCHER BALANCED FUND

PORTFOLIO ILLUSTRATION

FEBRUARY 28, 2023 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the investment type.  The underlying securities represent a percentage of the portfolio of investments.

Corporate Bonds 18.98%
Exchange Traded Funds 0.58%
Municipal Bonds 6.70%
Real Estate Investment Trusts 4.67%
Preferred Securities 1.28%
Structured Notes 0.38%
Money Market Fund 1.49%
Common Stocks 65.92%

The Schedule of Investments is categorized by industry and uses SEC SIK codes as classifications.

Semi-Annual Report | 1

ARCHER INCOME FUND

PORTFOLIO ILLUSTRATION

FEBRUARY 28, 2023 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by investment type.  The underlying securities represent a percentage of the portfolio of investments.

Municipal Bonds
25.62%
Exchange Traded Funds
0.32%
Preferred Securities
7.28%
Structured Notes
2.61%
Money Market Fund
7.26%
Corporate Bonds
56.91%

The Schedule of Investments is categorized by industry and uses SEC SIK codes as classifications.

Semi-Annual Report | 2

ARCHER STOCK FUND

PORTFOLIO ILLUSTRATION

FEBRUARY 28, 2023 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors.  The underlying securities represent a percentage of the portfolio of investments.

Utilities 3.95%
Basic Materials 2.17%
Communication Services 6.89%
Technology 16.47%
Consumer Cyclical 8.18%
Real Estate Investment Trust 2.11%
Consumer Defensive 3.32%
Money Market Fund 1.78%
Energy 3.25%
Industrials 8.85%
Financial Services 11.15%
Healthcare 27.73%

Sectors are categorized using Morningstar® classifications.

The Schedule of Investments is categorized by industry and uses SEC SIK codes as classifications.

Semi-Annual Report | 3

ARCHER DIVIDEND GROWTH FUND

PORTFOLIO ILLUSTRATION

FEBRUARY 28, 2023 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors.  The underlying securities represent a percentage of the portfolio of investments.

Technology
8.00%
Real Estate Investment Trusts
7.89%
Utilities
16.55%
Money Market Fund
1.48%
Industrials
7.10%
Basic Materials
3.93%
Communication Services
2.92%
Consumer Cyclical
1.34%
Healthcare
18.68%
Consumer Defensive
9.47%
Energy
8.88%
Financial Services
13.76%

Sectors are categorized using Morningstar® classifications.

The Schedule of Investments is categorized by industry and uses SEC SIK codes as classifications.

Semi-Annual Report | 4

ARCHER FOCUS FUND

PORTFOLIO ILLUSTRATION

FEBRUARY 28, 2023 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors.  The underlying securities represent a percentage of the portfolio of investments.

Utilities 8.64%
Basic Materials 9.97%
Technology 9.22%
Communication Services 10.34%
Real Estate Investment Trusts 7.48%
Consumer Cyclical 8.79%
Money Market Fund 2.54%
Industrials 8.69%
Consumer Defensive 9.36%
Healthcare 6.57%
Energy 9.07%
Financial Services 9.33%

Sectors are categorized using Morningstar® classifications.

The Schedule of Investments is categorized by industry and uses SEC SIK codes as classifications.

Semi-Annual Report | 5

ARCHER MULTI CAP FUND

PORTFOLIO ILLUSTRATION

FEBRUARY 28, 2023 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors.  The underlying securities represent a percentage of the portfolio of investments.

Sectors are categorized using Morningstar® classifications.

The Schedule of Investments is categorized by industry and uses SEC SIK codes as classifications.

Semi-Annual Report | 6

ARCHER BALANCED FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2023 (UNAUDITED)

Shares/Principal		Value

COMMON STOCKS - 65.63%

Air Courier Services - 2.07%
4,400	FedEx Corp.	$ 894,168

Aircraft Engines & Engine Parts - 2.22%
5,000	Honeywell International, Inc.	957,400

Beverages - 1.61%
4,000	PepsiCo, Inc.	694,120

Commercial Banks - 1.69%
11,000	Toronto Dominion Bank (Canada)	732,050

Electric Services - 2.50%
15,200	NextEra Energy, Inc.	1,079,656

Electrical Work - 4.11%
11,000	Quanta Services, Inc.	1,775,400

Electromedical & Electrotherapeutic Apparatus - 1.25%
6,500	Medtronic PLC. (Ireland)	538,200

Electronic Computers - 2.29%
6,700	Apple, Inc.	987,647

Food & Kindred Products - 1.28%
4,900	Nestle S.A. ADR *	551,323

Guided Missiles & Space Vehicles & Parts - 2.80%
2,550	Lockheed Martin Corp.	1,209,363

National Commercial Banks - 4.21%
13,000	Citigroup, Inc.	658,970
8,100	JPMorgan Chase & Co.	1,161,135
		1,820,105
Petroleum Refining - 2.34%
6,300	Chevron Corp.	1,012,851

Pharmaceutical Preparations - 9.47%
8,550	Bristol Myers Squibb Co.	589,608
1,800	Eli Lilly & Co.	560,196
5,000	Johnson & Johnson	766,300
11,950	Merck & Co., Inc.	1,269,568
22,300	Pfizer, Inc.	904,711
		4,090,383
Railroads, Line-Haul Operating - 2.21%
4,600	Union Pacific Corp.	953,488

Retail - Drug Stores and Proprietary Stores - 2.63%
13,594	CVS Health Corp.	1,135,643

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 7

ARCHER BALANCED FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2023 (UNAUDITED)

Shares/Principal		Value

Retail - Lumber & Other Building Material Dealers - 1.51%
2,200	Home Depot, Inc.	$ 652,388

Retail - Variety Stores - 2.63%
8,000	WalMart, Inc.	1,137,040

Rubber & Plastics Footwear - 1.38%
5,000	Nike, Inc. Class B	593,950

Semiconductors & Related Devices - 4.11%
1,600	Broadcom, Inc.	950,864
13,200	Intel Corp.	329,076
2,900	Texas Instruments, Inc.	497,205
		1,777,145
Services - Business Services - 4.44%
3,000	Accenture PLC. Class A (Ireland)	796,650
3,150	MasterCard, Inc. Class A	1,119,163
		1,915,813
Services - Computer Programming, Data Processing, Etc. - 3.96%
10,700	Alphabet, Inc. Class A *	963,642
4,275	Meta Platforms, Inc. Class A *	747,869
		1,711,511
Services - Medical Laboratories - 1.19%
2,150	Laboratory Corp. of America Holdings	514,624

Services - Miscellaneous Amusement & Recreation - 0.92%
4,000	Walt Disney Co. *	398,440

Services - Prepackaged Software - 2.81%
3,700	Microsoft Corp.	922,854
2,643	VMWare, Inc. Class A *	291,074
		1,213,928

TOTAL FOR COMMON STOCKS (Cost $16,665,877) - 65.63%		28,346,636

CORPORATE BONDS - 18.90% (c)

Air Transportation, Scheduled - 0.58%
250,000	Southwest Airlines Co., 5.250%, due 5/04/25	248,952

Aircraft - 0.54%
250,000	Boeing Co., 2.600%, due 10/30/25	231,740

Beverages - 0.34%
150,000	Keurig Dr. Pepper, Inc., 3.130%, due 12/15/23	147,703

Commercial Banks - 0.21%
100,000	Royal Bank of Canada, 1.200%, due 4/27/26 (Canada)	88,781

Electric Services - 0.22%
100,000	Southern California Edison Co. Series E, 3.700%, 8/01/25	95,979

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 8

ARCHER BALANCED FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2023 (UNAUDITED)

Shares/Principal		Value

Electronic & Other Electrical Equipment (No Computer Equipment) - 0.65%
300,000	General Electric Co. Series A, 7.049%, to 6/15/23 (3-month US Libor + 2.28%) (b)	$ 280,150

Financial Services - 0.28%
150,000	General Motors Financial Co., Inc., 3.100%, 1/12/32	119,243

Hotels & Motels - 0.57%
250,000	Marriott International, Inc. Series Z, 4.150%, 12/01/23	247,417

Investment Advice - 1.01%
200,000	Affiliated Managers Group, Inc., 3.500%, due 8/01/25	191,878
250,000	Janus Capital Group, Inc., 4.875%, due 8/01/25	245,434
		437,312
Miscellaneous Business Credit Institution - 0.11%
50,000	Ford Motor Credit Co. LLC., 3.810%, due 1/09/24	48,876

National Commercial Banks - 5.65%
300,000	Banc of California, Inc., 5.250%, due 4/15/25	290,072
100,000	Bank of America Corp. Series L, 3.950%, due 4/21/25	96,922
200,000	Citigroup, Inc. Series B, 9.09357%, to 5/15/23 (3-month US Libor + 4.23%) (a) (b)	200,680
500,000	Citigroup Global Markets, Inc. Series MTN, 3.000%, 7/17/23	494,296
150,000	Huntington Bancshares, Inc. Series E, 5.70%, to 7/15/23 (a) (b)	148,174
150,000	Huntington Bancshares, Inc. Series G, 4.450%, to 10/15/27 (a) (b)	139,245
150,000	JPMorgan Chase & Co. Series B, 5.31357%, due 2/01/27 (3-month US Libor + 0.50%) FRN	139,885
200,000	JPMorgan Chase & Co. Series Q, 5.150%, to 05/01/23 (a)	198,597
100,000	Old National Bancorp, 4.125%, due 8/15/24	97,727
150,000	Truist Financial Corp. Series M, 5.125%, to 12/15/27 (a) (b)	132,113
300,000	US Bancorp, 3.700%, to 1/15/27 (a) (b)	252,375
250,000	Wells Fargo & Co. Series MTN, 6.000%, due 10/28/25	250,678
		2,440,764
Operative Builders - 0.79%
150,000	Lennar Corp., 4.750%, due 11/29/27	143,674
200,000	Lennar Corp., 4.875%, due 12/15/23	198,713
		342,387
Other Real Estate Investment Trust - 0.33%
6,000	Ready Capital Corp., 5.750%, due 2/15/26	140,100

Personal Credit Institutions - 0.57%
250,000	Discover Financial Services Series D, 6.125%, to 6/23/25 (a) (b)	247,526

Pharmaceutical Preparations - 0.33%
100,000	AbbVie, Inc., 3.200%, due 5/14/26	93,959
50,000	Mylan, Inc., 4.200%, due 11/29/23	49,539
		143,498
Property & Casualty Insurance - 0.47%
200,000	Finial Holdings, Inc., 7.125%, due 10/15/23 (Switzerland)	201,297

Rubber & Plastics Footwear - 0.46%
200,000	Nike, Inc., 2.250%, due 5/01/23	199,089

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 9

ARCHER BALANCED FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2023 (UNAUDITED)

Shares/Principal		Value

Security Brokers, Dealers & Flotation Companies - 1.70%
400,000	Capital Southwest Corp., 3.375%, due 10/01/26	$ 349,000
400,000	Goldman Sachs Group, Inc., Series MTN, 1.000%, due 11/15/23	387,064
		736,064
Services - Advertising Agencies - 0.44%
200,000	Omnicom Group, Inc., 3.600%, due 4/15/26	190,480

Services - Equipment Rental & Leasing - 0.96%
200,000	Air Lease Corp., 3.625%, 12/01/27	181,791
250,000	United Rentals, Inc., 3.875%, 11/15/27	230,625
		412,416
Services - Miscellaneous Amusement & Recreation -0.61%
250,000	Walt Disney Co., 7.700%, due 10/30/25	264,041

Services - Prepackaged Software - 0.53%
100,000	Oracle Corp., 1.650%, due 3/25/26	89,358
150,000	VMWare, Inc., 3.900%, due 8/21/27	140,055
		229,413
State Commercial Banks - 1.55%
100,000	Citizens Financial Group, Inc., 4.350%, due 8/01/25	95,704
250,000	Eagle Bancorp, Inc., 5.750%, due 9/01/24	244,680
200,000	Fifth Third Bancorp Series L, 4.500%, to 9/30/25 (a) (b)	191,312
200,000	SVB Financial Group, 4.100%, to 2/15/31 (a) (b)	138,000
		669,696

TOTAL FOR CORPORATE BONDS (Cost $8,755,771) - 18.90%		8,162,924

EXCHANGE TRADED FUNDS - 0.58%
5,000	JPMorgan Ultra-Short Income ETF	251,500
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $253,040) - 0.58%		251,500

MUNICIPAL BONDS - 6.67% (c)

California - 0.09%
20,000	Porterville Unified School District, 7.250%, due 7/01/27	20,036
20,000	San Bernardino County Redevelopment Agency, 3.625%, due 9/01/24	19,453
		39,489
Georgia - 0.24%
99,000	Georgia Loc. Govt., 4.750%, due 6/01/28	103,862

Indiana - 0.75%
135,000	Evansville-Vanderburgh, IN School Bldg. Corp. Series B, 6.150% due 7/15/27	136,999
190,000	Fishers, IN Econ Development Revenue Taxable-P3 Project, 2.650%, due 8/01/28	171,171
15,000	Richland Bean Blossom, IN Sch. Bldg. Corp., 5.750%, due 1/15/24	15,003
		323,173
Kentucky - 0.13%
55,000	Louisville/Jefferson County Metro Government, 3.000%, due 5/01/23	54,711

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 10

ARCHER BALANCED FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2023 (UNAUDITED)

Shares/Principal		Value

Maryland - 0.68%
200,000	Baltimore Board of School Commissioners City Schools Revenue, 5.692%, due 12/15/25	$ 203,756
90,000	Maryland St. Econ Dev Corp Pkg Facs Revenue Taxable Senior Baltimore City Proj Series B, 3.950%, due 6/01/23	89,498
		293,254
Michigan - 0.61%
25,000	City of Coldwater, MI Water Supply & Wastewater System Revenue, 5.000%, due 8/01/26	26,596
250,000	Michigan State Taxable School Loan Series A, 3.200%, due 5/15/27	235,790
		262,386
New York - 2.00%
200,000	City of New York, NY Txbl-Subser A-2, 1.980%, due 8/01/23	197,432
250,000	New York City, NY Transitional Financice Authority Revenue, 2.760%, 2/01/26	234,090
250,000	New York St Dorm Auth Revenues, 1.085%, 7/01/24	237,245
200,000	Schenectady, NY Metroplex Development Authority Revenue Taxable Ref, 2.250%, due 8/01/23	197,690
		866,457
Ohio - 0.62%
250,000	New Albany, Floyd County Industry School First Mortgage, 5.000%, due 1/15/27	267,265

Pennsylvania - 0.91%
250,000	East Norriton Plymouth Whipain Joint Sewer Authority, 1.832%, due 8/01/28	215,353
200,000	Pennsylvania ST Txble-Ref-First-Refunding Series, 1.200%, due 8/01/26	178,012
		393,365
Washington - 0.16%
70,000	Douglas County, WA School District No. 206 Eastmont Qualified School Construction, 4.700%, due 12/01/25	69,617

Wisconsin - 0.48%
110,000	Greendale, WI Taxable Community Development, Series A, 4.750%, due 12/01/26	109,474
100,000	Wisconsin Health Edl Facs Auth Senior Living Revenue Taxable- Covenant Cmntys, Inc. Proj Ser A-2, 4.100%, due 1/01/24	98,109
		207,583

TOTAL FOR MUNICIPAL BONDS (Cost $3,056,072) - 6.67%		2,881,162

REAL ESTATE INVESTMENT TRUST - 4.65%
5,100	Extra Space Storage, Inc.	839,715
9,452	Prologis, Inc.	1,166,377
TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $897,531) - 4.65%		2,006,092

PREFERRED SECURITIES - 1.28%

Asset Management - 0.21%
4,000	B Riley Financial, Inc., 6.50%, due 09/30/26	88,040

Motor Vehicles & Passenger Car Bodies - 0.33%
6,000	Ford Motor Co., 6.000%, due 12/01/59	143,580

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 11

ARCHER BALANCED FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2023 (UNAUDITED)

Shares/Principal		Value

National Commercial Banks - 0.61%
150,000	BAC Capital Trust XIII Series F, 5.169% (3-month Libor + 0.40%) (b) **	$ 121,921
150,000	PNC Capital Trust C, 5.33057%, due 6/01/28 (3-month Libor + 0.57%) FRN	140,686
		262,607
Telephone Communications (No Radio Telephone) - 0.13%
3,000	QWest Corp., 6.500%, due 9/01/56	56,520

TOTAL FOR PREFERRED SECURITIES (Cost $609,478) - 1.28%		550,747

STRUCTURED NOTES - 0.38% (c)

Security Brokers, Dealers & Flotation Companies - 0.38%
125,000	Goldman Sachs Group, Inc., 0.000%, Capped at 10% ** (maturity date: 11/13/28)	95,525
95,000	Morgan Stanley Series MTN, 0.000%, due 8/30/28, Capped at 12% **	68,953
		164,478

TOTAL FOR STRUCTURED NOTES (Cost $210,312) - 0.38%		164,478

MONEY MARKET FUND - 1.48%
640,865	Federated Treasury Obligation Fund - Institutional Shares 4.43% ** (Cost $640,865) - 1.48%	640,865

TOTAL INVESTMENTS (Cost $31,088,946) - 99.57%		43,004,404

OTHER ASSETS LESS LIABILITIES, NET - 0.43%		187,332

NET ASSETS - 100.00%		$ 43,191,736

(a) Security converts to floating rate after the indicated fixed-rate coupon period.

(b) Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.

(c) All Corporate Bonds, Municipal Bonds and Structured Notes are categorized as Level 2of the fair value hierarchy. Refer to Note 3 of the accompanying notes to the financial statements for additional information.

* Non-income producing

** Variable rate security; the coupon rate shown represents the yield at February 28, 2023.

ADR - American Depository Receipt

LIBOR- London Inter-Bank Offer Rate, which is an international interest rate benchmark that almost all banks use as reference to set their funding costs. The use of LIBOR as a benchmark is in transition and will cease on June 30, 2023.

FRN - Floating Rate Note is a debt instrument whose coupon rate is variable and it tied to a benchmark rate such as LIBOR or the US Treasury Bill rate. 3-month is the period where it is a fixed period of 3 months a lender will lend at that cost.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 12

ARCHER INCOME FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2023 (UNAUDITED)

Shares/Principal		Value

CORPORATE BONDS - 55.94% (c)

Air Transportation, Scheduled - 1.41%
150,000	Southwest Airlines Co., 5.250%, due 5/04/25	$ 149,371

Aircraft - 1.31%
150,000	Boeing Co., 2.600%, due 10/30/25	139,044

Beverages - 0.93%
100,000	Keurig Dr. Pepper, Inc., 3.130%, due 12/15/23	98,469

Electric Services - 1.40%
50,000	Southern California Edison Co. Series E, 9.01257%, to 5/01/23 (3-month US Libor + 4.199%) (b) **	49,500
100,000	Southern Co., 2.950%, due 7/01/23	99,167
		148,667
Electronic & Other Electrical Equipment (No Computer Equipment) - 0.88%
100,000	General Electric Co. Series A, 7.049%, to 12/15/22 (3-month US Libor + 2.28%) (b)	93,383

Financial Services - 2.70%
150,000	CommunityWide Federal Credit Union, 5.000%, 12/08/25	150,416
150,000	General Motors Financial Company, Inc. Series C, 5.70%, to 9/30/30 (a) (b)	135,498
		285,914
General Building Contractors - Residential Buildings - 1.37%
50,000	Lennar Corp., 4.875%, due 12/15/23	49,678
100,000	Lennar Corp., 4.750%, due 11/29/27	95,783
		145,461
Hotels & Motels - 0.94%
100,000	Marriott International, Inc. Series Z, 4.150%, 12/01/23	98,967

Investment Advice - 1.81%
200,000	Affiliated Managers Group, Inc., 3.500%, due 8/01/25	191,878

Miscellaneous Publishing - 0.91%
100,000	Thomson Reuters Corp., 3.85%, due 9/29/24	96,818

National Commercial Banks - 15.59%
200,000	Banc of California, Inc., 5.250%, due 4/15/25	193,382
10,000	SouthState Bank Corp., 5.750%, to 6/01/25 (a)	9,682
100,000	Citigroup, Inc. Series B, 9.09357%, to 5/15/23 (b) **	100,340
200,000	Citigroup Global Markets, Inc. Series MTN, 3.000%, due 07/17/2023	197,718
150,000	Huntington Bancshares, Inc. Series E, 5.700%, to 4/15/23 (a) (b)	148,174
150,000	Huntington Bancshares, Inc. Series G, 4.450%, to 10/15/27 (a) (b)	139,245
150,000	JPMorgan & Chase Co. Series B, 5.31357%, due 2/01/27 (3-month US Libor + .50%) FRN	139,885
150,000	JPMorgan & Chase Co. Series CC, 7.39357%, to 11/01/22 (3-Month US Libor + 2.58%)(b) **	148,164
150,000	JPMorgan & Chase Co. Series Q, 5.150%, to 5/01/23 (a) (b)	148,948
100,000	Old National Bancorp, 4.125%, due 8/15/24	97,727
100,000	Truist Financial Corp. Series M, 5.125%, to 12/15/27 (a) (b)	88,075
75,000	Truist Financial Corp. Series Q, 5.100%, to 3/01/30 (a) (b)	71,610
200,000	US Bancorp, 3.700%, to 1/15/27 (a) (b)	168,250
		1,651,200

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 13

ARCHER INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2023 (UNAUDITED)

Shares/Principal		Value

Natural Gas Distribution - 0.47%
50,000	National Fuel Gas Co., 5.200%, due 7/15/25	$ 49,342

Other Real Estate Investment Trust - 0.88%
4,000	Ready Capital Corp., 5.750%, due 2/15/26	93,400

Personal Credit Institutions - 2.12%
100,000	Discover Financial Services Series D, 6.125%, to 6/23/25 (a) (b)	99,011
150,000	OneMain Finance Corp., 3.500%, due 1/15/27	125,974
		224,985
Property & Casualty Insurance - 1.43%
150,000	Finial Holdings, Inc., 7.125%, due 10/15/23 (Switzerland)	150,973

Retail - Department Stores - 0.34%
35,000	Dillards, Inc., 7.750%, due 7/15/26	36,081

Rubber & Plastics Footwear - 1.41%
150,000	Nike, Inc., 2.250%, due 5/01/23	149,316

Security Brokers, Dealers & Flotation Companies - 0.82%
100,000	Capital Southwest Corp., 3.375%, due 10/01/26	87,250

Semiconductors & Related Devices - 1.40%
150,000	Microchip Technology, Inc., 2.670%, due 9/01823	147,713

Services - Equipment Rental & Leasing - 2.17%
100,000	Air Lease Corp., 3.625%, due 12/01/27	90,895
150,000	United Rentals, Inc., 3.875%, due 11/15/27	138,375
		229,270
Services-Miscellaneous Amusement & Recreation - 3.99%
400,000	Walt Disney Co., 7.700%, due 10/30/25	422,465

Services - Prepackaged Software - 1.32%
150,000	VMWare, Inc. 3.900%, due 8/21/27	140,055

State Commercial Banks - 6.44%
150,000	Ally Financial, Inc. Series B, 4.700%, to 5/15/26 (a) (b)	117,547
150,000	Eagle Bancorp, Inc., 5.750%, due 9/01/24	146,808
150,000	Fifth Third Bancorp Series L, 4.500%, to 9/30/25 (a) (b)	143,484
75,000	First Citizens Bank, 3.929%, due 6/19/24 (a)	74,552
100,000	Hilltop Holdings, Inc., 5.000%, due 4/15/25	96,373
150,000	SVB Financial Group, 4.100%, to 2/15/31 (a) (b)	103,500
		682,264
Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 1.39%
150,000	Steel Dynamics, Inc., 5.000%, 12/15/26	146,873

Telephone Communications (No Radio Telephone) - 0.49%
50,000	Indiana Bell Tel Co., Inc., 7.300%, due 8/15/26	51,625

Television Broadcasting Stations - 0.51%
54,000	CBS Broadcasting, Inc., 7.125%, due 11/01/23	54,476

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 14

ARCHER INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2023 (UNAUDITED)

Shares/Principal		Value

Wholesale - Groceries & Related Products - 1.51%
152,000	Sysco Corp., 6.500%, due 8/01/28	$ 159,394

TOTAL FOR CORPORATE BONDS (Cost $6,322,931) - 55.94%		5,924,654

EXCHANGE TRADED FUND - 0.31%
1,000	iShares US Preferred Stock ETF	32,700
TOTAL FOR EXCHANGE TRADED FUND (Cost $37,981) - 0.31%		32,700

MUNICIPAL BONDS - 25.19% (c)

Arizona - 0.10%
10,000	Maricopa County School District No. 66 Roosevelt Elementary 6.243%, due 7/01/26	10,251

California - 1.38%
50,000	Sacramento, CA Pension Oblg. Series A, 6.420%, due 8/01/23	50,216
95,000	Sacramento Cnty., CA Pension Oblg., 6.625%, due 8/01/24	96,468
		146,684
Connecticut - 0.19%
20,000	Stratford CT Taxable, 5.750%, due 8/15/30	20,046

Florida - 1.27%
150,000	North Miami Beach, FL, Water Revenue Series B, 2.311%, due 8/01/27	134,631

Georgia - 0.50%
50,000	Georgia Local Government, 4.750%, due 6/01/28	52,455

Illinois - 0.76%
45,000	Eastern IL University Build America Bond, 5.900%, due 4/01/23	44,955
15,000	Rosemont, IL Ref Bds Series A, 5.375%, due 12/1/25	15,138
20,455	State of Illinois, 4.950%, due 6/01/23	20,426
		80,519
Indiana - 4.18%
140,000	Beech Grove, IN Sch Bldg. Corp., 2.850%, due 7/5/25	134,232
165,000	Evansville-Vanderburgh, IN School Bldg. Corp. Series B, 5.900%, due 7/15/26	167,429
100,000	Evansville-Vanderburgh, IN School Bldg. Corp. Series B, 6.150%, due 7/15/27	101,481
15,000	Merrillville, IN, Multi Sch Bldg. Corp., Series B, 3.860%, due 7/15/23	14,933
25,000	Warsaw Industry Redevelopment District Tax Taxable Special Taxing District Series A, 4.750%, due 2/01/26	24,113
		442,188
Maryland - 0.96%
100,000	Baltimore MD, Brd of Sch Commissioners City Schs Revenue, 5.692%, due 12/15/25	101,878

Michigan - 1.78%
200,000	Michigan State Taxable School Loan Series A, 3.200%, due 5/15/27	188,632

New York - 4.36%
150,000	City of New York, NY, 1.980%, due 8/01/23	148,074
200,000	New York St Dorm Auth Revenues, 1.085%, 07/01/2024	189,796
125,000	Schenectady, NY Metroplex Development Authority Revenue Taxable Ref, 2.250%, due 8/01/23	123,556
		461,426

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 15

ARCHER INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2023 (UNAUDITED)

Shares/Principal		Value

Ohio - 3.56%
100,000	Avon, OH, General Obligations Various Purpose Improvement Refunding Bonds, Series 2020, 0.955%, due 12/01/25	$ 89,943
60,000	Bloom & Carroll Ohio Loc Sch Dist, 5.800%, due 12/01/25	61,270
15,000	Cleveland, OH Income Tax Revenue Build America Bonds, 6.060%, due 10/01/26	15,327
100,000	Cleveland, OH Public Power Sys Revenue, 5.500%, 11/15/38	100,263
125,000	JobsOhio Beverage Sys Stwd Lien Liquor Profits Revenue Refunding Bonds, Series 2020A, 2.268%, due 1/01/28	110,587
		377,390
Oklahoma - 0.14%
15,000	Garfield County, OK, 6.000%, due 9/01/24	15,125

Oregon - 1.69%
25,000	Oregon State Sch Brds Assn Pension, Series B, 5.450%, due 6/30/24	25,067
150,000	Philomath, Oregon Sch District, 5.472%, due 6/15/27	154,395
		179,462
Pennsylvania - 1.63%
200,000	East Norriton & Plymouth PA, Jt Swr Auth, 1.832%, due 8/01/28	172,282

Texas - 1.25%
20,000	Austin, TX Electric Utility System Revenue Taxable Series A, 2.524%, due 11/15/23	19,641
25,000	City of Irving, TX, 5.657%, due 8/15/23	24,761
49,000	North Texas Tollway Authority, 8.410%, due 2/01/30	53,437
35,000	Texas St. Taxable Refunding Public Finance Authority Series C, 2.531%, due 10/01/23	34,487
		132,326
Virginia - 1.39%
150,000	Virginia St Resources Auth Infrastructure Revenue, 1.972%, due 11/01/23	147,111

Wisconsin - 0.05%
5,000	Public Finance Authority, WI, 5.750%, due 6/01/23	4,962

TOTAL FOR MUNICIPAL BONDS (Cost $2,812,175) - 25.19%		2,667,368

PREFERRED SECURITIES - 7.16%

Asset Management - 0.62%
3,000	B Riley Financial, Inc., 6.50%, due 09/30/26	66,030

National Commercial Banks - 4.56%
100,000	BAC Capital Trust XIII Series F, 5.169% (3-month Libor + 0.40%) (b) **	81,281
100,000	Key Corp. Capital I, 5.49386%, due 7/01/28 (3-month US Libor + 0.74%) FRN	92,511
200,000	Mellon Capital IV Series 1, 5.31086%, to 10/14/22 (3-month US Libor + 0.565%) (b) **	168,000
150,000	PNC Capital Trust C, 5.33057%, due 6/01/28 (3-month Libor + 0.57%) FRN	140,686
		482,478
State Commercial Banks - 1.98%
4,000	Medallion Bank Utah Series F, 8.000%, to 4/01/25 (a) (b)	100,920
4,000	Merchants Bancorp, Inc., 8.250%, to 10/01/27 (a) (b)	108,600
		209,520

TOTAL FOR PREFERRED SECURITIES (Cost $808,029) - 7.16%		758,028

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 16

ARCHER INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2023 (UNAUDITED)

Shares/Principal		Value

STRUCTURED NOTES - 2.56% (c)

Security Brokers, Dealers & Flotation Companies - 2.56%
100,000	Goldman Sachs Group, Inc. Series MTN, 0.000%, Capped at 10% (Maturity Date 12/13/28) **	$ 78,220
120,000	Goldman Sachs Group, Inc., 0.000%, Capped at 10%, (Maturity Date 11/13/28) **	91,704
114,000	Morgan Stanley, Series MTN, 0.000%, due 8/19/28 Capped at 10%**	83,391
25,000	Morgan Stanley, Series MTN, 0.000%, due 8/30/28, Capped at 12% **	18,145
		271,460

TOTAL FOR STRUCTURED NOTES (Cost $349,155) - 2.56%		271,460

MONEY MARKET FUND - 7.13%
755,667	Federated Treasury Obligation Fund - Institutional Shares 4.43% ** (Cost $755,667) - 7.13%	755,667

TOTAL INVESTMENTS (Cost $11,085,938) - 98.29%		10,409,877

OTHER ASSETS LESS LIABILITIES, NET - 1.71%		180,889

NET ASSETS - 100.00%		$10,590,766

(a) Security converts to floating rate after the indicated fixed-rate coupon period.

(b) Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.

(c) All Corporate Bonds, Municipal Bonds and Structured Notes are categorized as Level 2of the fair value hierarchy. Refer to Note 3 of the accompanying notes to the financial statements for additional information.

** Variable rate security; the coupon rate shown represents the yield at February 28, 2023.

FRN- Floating Rate Note is a debt instrument whose coupon rate is variable and is tied to a benchmark rate such as LIBOR or the US Treasury Bill rate.

LIBOR- London Inter-Bank Offer Rate, which is an international interest rate benchmark that almost all banks use as reference to set their funding costs. 3-month is the period where it is a fixed period of 3 months a lender will lend at that cost. The use of LIBOR as a benchmark is in transition and will cease on June 30, 2023.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 17

ARCHER STOCK FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2023 (UNAUDITED)

Shares/Principal		Value

COMMON STOCKS - 96.36%

Aircraft - 1.10%
1,200	Boeing Co. *	$ 241,860

Aircraft Engines & Engine Parts - 2.54%
1,890	Honeywell International, Inc.	361,897
2,000	Raytheon Technologies Corp.	196,180
		558,077
Beverages - 1.90%
7,000	Coca-Cola Co.	416,570

Electric Services - 3.32%
10,260	NextEra Energy, Inc.	728,768

Electronic Computers - 3.42%
5,100	Apple, Inc.	751,791

Fire, Marine & Casualty Insurance - 2.78%
2,000	Berkshire Hathaway, Inc. Class B *	610,360

Hospital & Medical Service Plans - 4.48%
8,200	Centene Corp. *	560,880
890	UnitedHealth Group, Inc.	423,587
		984,467
Industrial Inorganic Chemicals - 2.70%
1,700	Linde PLC. (United Kingdom)	592,229

Industrial Instruments for Measurement, Display & Control - 1.70%
3,850	MKS Instruments, Inc.	373,180

Measuring & Controlling Devices - 3.21%
1,300	Thermo Fisher Scientific, Inc.	704,288

Motors & Generators - 0.78%
1,425	Generac Holdings, Inc. *	171,014

National Commercial Banks - 4.03%
12,000	Bank of America Corp.	411,600
3,300	JPMorgan Chase & Co.	473,055
		884,655
Orthopedic, Prosthetic & Surgical Appliances & Supplies - 0.95%
910	Intuitive Surgical, Inc. *	208,745

Personal Credit Institutions - 2.22%
4,350	Discover Financial Services	487,200

Petroleum Refining - 3.76%
7,525	Exxon Mobil Corp.	827,073

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 18

ARCHER STOCK FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2023 (UNAUDITED)

Shares/Principal		Value

Pharmaceutical Preparations - 6.85%
1,480	Eli Lilly & Co.	$ 460,605
3,065	Johnson & Johnson	469,742
5,400	Merck & Co., Inc.	573,696
		1,504,043
Railroads, Line-Haul Operating - 1.98%
2,100	Union Pacific Corp. Class B	435,288

Retail - Building Materials, Hardware, Garden Supply - 1.75%
1,650	Tractor Supply Co.	384,879

Retail - Catalog & Mail-Order Houses - 1.47%
3,440	Amazon.com, Inc. *	324,151

Retail - Drug Stores and Proprietary Stores - 4.57%
6,700	CVS Health Corp.	559,718
12,500	Walgreens Boots Alliance, Inc.	444,125
		1,003,843
Retail - Lumber & Other Building Materials Dealers - 1.98%
1,470	Home Depot, Inc.	435,914

Retail - Retail Stores - 2.95%
1,250	Ulta Beauty, Inc. *	648,500

Semiconductors & Related Devices - 6.62%
3,963	Advanced Micro Devices, Inc. *	311,412
3,000	NVIDIA Corp.	696,480
4,000	Skyworks Solutions, Inc.	446,280
		1,454,172
Services - Business Services - 2.10%
2,100	Visa, Inc. Class A	461,874

Services - Computer Programming, Data Processing, Etc. - 5.36%
7,180	Alphabet, Inc. Class A *	646,631
3,035	Meta Platforms, Inc. Class A *	530,943
		1,177,574
Services - Equipment Rental & Leasing - 3.99%
1,870	United Rentals, Inc.	876,151

Services - Medical Laboratories - 2.42%
2,220	Laboratory Corp. of America Holdings	531,379

Services - Miscellaneous Health & Allied Services - 2.26%
2,200	ICON PLC. (Ireland) *	496,386

Services - Miscellaneous Amusement & Recreation - 1.36%
3,000	Walt Disney Co. *	298,830

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 19

ARCHER STOCK FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2023 (UNAUDITED)

Shares/Principal		Value

Services - Prepackaged Software - 6.04%
1,140	Adobe, Inc. *	$ 369,303
5,870	Cloudflare, Inc. Class A *	352,259
2,430	Microsoft Corp.	606,091
		1,327,653
Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 1.41%
2,260	Procter & Gamble Co.	310,886

Surgical & Medical Instruments & Apparatus - 2.27%
1,900	Stryker Corp.	499,472

Television Broadcasting Stations - 2.09%
13,700	Liberty Media Corp. - Liberty Braves Group Series C *	458,539

TOTAL FOR COMMON STOCKS (Cost $13,002,125) - 96.36%		21,169,811

REAL ESTATE INVESTMENT TRUST - 1.66%
1,840	American Tower Corp.	364,339
TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $300,523) - 1.66%		364,339

MONEY MARKET FUND - 1.77%
389,337	Federated Treasury Obligation Fund - Institutional Shares 4.43% ** (Cost $389,337) - 1.77%	389,337

TOTAL INVESTMENTS (Cost $13,691,985) - 99.79%		21,923,487

OTHER ASSETS LESS LIABILITIES, NET - 0.21%		46,635

NET ASSETS - 100.00%		$ 21,970,122

* Non-income producing

** Variable rate security; the coupon rate shown represents the yield at February 28, 2023.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 20

ARCHER DIVIDEND GROWTH FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2023 (UNAUDITED)

Shares/Principal		Value

COMMON STOCKS - 90.15%

Beverages - 2.04%
2,900	PepsiCo, Inc.	$ 503,237

Bottled & Canned Soft Drinks & Carbonated Waters - 2.98%
10,200	Coca-Cola FEMSA S.A.B. de C.V. ADR Series L	734,502

Canned, Frozen & Preservd Fruit, Vegetable & Food Specialties - 2.01%
12,700	Kraft Heinz Co.	494,538

Computer & Office Equipment - 4.02%
10,300	Cisco Systems, Inc.	498,726
3,800	International Business Machines Corp.	491,340
		990,066
Construction Machinery & Equipment - 2.36%
2,425	Caterpillar, Inc.	580,909

Crude Petroleum & Natural Gas - 1.49%
6,800	Devon Energy Corp.	366,656

Electric & Other Services Combined - 6.47%
6,750	Consolidated Edison, Inc.	603,113
5,082	Duke Energy Corp.	479,029
12,700	Exelon Corp.	512,953
		1,595,095
Electric Services - 8.18%
6,450	American Electric Power Co., Inc.	567,407
4,800	Entergy Corp.	493,776
13,160	NRG Energy, Inc.	431,516
8,300	Southern Co.	523,398
		2,016,097
Finance Services - 2.05%
32,000	Hercules Capital, Inc.	504,000

Fire, Marine & Casualty Insurance - 1.92%
3,300	Progressive Corp.	473,616

Gas & Other Services Combined - 1.81%
12,000	UGI Corp.	446,760

Guided Missiles & Space Vehicles & Parts - 2.45%
1,275	Lockheed Martin Corp.	604,682

Life Insurance - 2.06%
25,700	Manulife Financial Corp. (Canada)	507,832

National Commercial Banks - 5.63%
3,650	JPMorgan Chase & Co.	523,227
37,000	Regions Financial Corp.	862,840
		1,386,067

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 21

ARCHER DIVIDEND GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2023 (UNAUDITED)

Shares/Principal		Value

Natural Gas Transmission - 2.17%
31,400	Kinder Morgan, Inc.	$ 535,684

Paper Mills - 2.04%
19,400	Mativ Holdings, Inc.	502,654

Petroleum Refining - 5.17%
15,000	BP PLC. ADR	594,000
4,230	Chevron Corp.	680,057
		1,274,057
Pharmaceutical Preparations - 14.18%
6,350	AbbVie, Inc.	977,265
6,970	Bristol Myers Squibb Co.	480,651
2,500	Johnson & Johnson	383,150
7,490	Merck & Co., Inc.	795,738
10,300	Organon & Co.	252,247
14,900	Pfizer, Inc.	604,493
		3,493,544
Plastic Materials, Synthetic Resins & Nonvulcan Elastomers - 1.87%
8,050	Dow, Inc.	460,460

Retail - Department Stores - 1.33%
11,700	Kohls Corp.	328,068

Retail - Drug Stores and Proprietary Stores - 4.40%
6,400	CVS Health Corp.	534,656
15,500	Walgreens Boots Alliance, Inc.	550,715
		1,085,371
Semiconductors & Related Devices - 3.94%
865	Broadcom, Inc.	514,061
2,670	Texas Instruments, Inc.	457,771
		971,832
Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 2.39%
4,282	Procter & Gamble Co.	589,032

State Commercial Banks - 2.03%
12,000	Citizens Financial Group, Inc.	501,120

Telephone Communications (No Radio Telephone) - 2.90%
7,400	BCE, Inc.	327,450
10,000	Verizon Communications, Inc.	388,100
		715,550
Trucking & Courier Services - 2.26%
3,050	United Parcel Service, Inc. Class B	556,594

TOTAL FOR COMMON STOCKS (Cost $17,943,447) - 90.15%		22,218,023

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 22

ARCHER DIVIDEND GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2023 (UNAUDITED)

Shares/Principal		Value

REAL ESTATE INVESTMENT TRUSTS - 7.85%
2,700	Crown Castle International Corp.	$ 353,025
3,400	Digital Realty Trust, Inc.	354,382
12,000	Iron Mountain, Inc.	633,000
7,320	W.P. Carey, Inc.	594,091
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $1,468,688) - 7.85%		1,934,498

MONEY MARKET FUND - 1.47%
362,000	Federated Treasury Obligation Fund - Institutional Shares 4.43% ** (Cost $362,000) - 1.47%	362,000

TOTAL INVESTMENTS (Cost $19,774,135) - 99.47%		24,514,521

OTHER ASSETS LESS LIABILITIES, NET - 0.53%		130,078

NET ASSETS - 100.00%		$ 24,644,599

** Variable rate security; the coupon rate shown represents the yield at February 28, 2023.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 23

ARCHER FOCUS FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2023 (UNAUDITED)

Shares/Principal		Value

COMMON STOCKS - 89.75%

Accident & Health Insurance - 2.56%
1,200	Principal Financial Group, Inc.	$ 107,472

Arrangement of Transportation of Freight & Cargo - 2.36%
991	C.H. Robinson Worldwide, Inc.	99,060

Computer Storage Devices - 2.28%
1,480	NetApp, Inc.	95,534

Crude Petroleum & Natural Gas - 2.50%
4,200	Coterra Energy, Inc. Class A	104,874

Electric Services - 4.09%
1,125	NextEra Energy, Inc.	79,909
2,790	NRG Energy, Inc.	91,484
		171,393
Fire, Marine & Casualty Insurance - 2.06%
644	American Financial Group, Inc.	86,367

Gas & Other Services - 2.11%
2,374	UGI Corp.	88,384

Industrial Organic Chemicals - 2.66%
1,161	LyondellBasell Industries N.V. Class A	111,444

Natural Gas Distribution - 2.42%
900	Atmos Energy Corp.	101,529

Operative Builders - 2.18%
988	Horton D.R., Inc.	91,370

Paperboard Containers & Boxes - 2.28%
698	Packaging Corp of America	95,431

Petroleum Refining - 6.55%
1,370	Marathon Petroleum Corp.	169,332
800	Valero Energy Corp.	105,384
		274,716
Pharmaceutical Preparations - 6.56%
628	Johnson & Johnson	96,247
1,000	Merck & Co., Inc.	106,240
1,788	Pfizer, Inc.	72,539
		275,026
Poultry Slaughtering and Processing - 2.35%
1,660	Tyson Foods, Inc. Class A	98,338

Radio & Tv Broadcasting & Communications Equipment - 2.50%
850	Qualcomm, Inc.	105,001

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 24

ARCHER FOCUS FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2023 (UNAUDITED)

Shares/Principal		Value

Retail - Building Materials, Hardware, Garden Supply - 2.55%
459	Tractor Supply Co.	$ 107,066

Retail - Radio, TV & Consumer Electronics Stores - 1.76%
890	Best Buy Co., Inc.	73,968

Retail - Variety Stores - 4.71%
210	Costco Wholesale Corp.	101,678
570	Target Corp.	96,045
		197,723
Semiconductors & Related Devices - 1.91%
3,220	Intel Corp.	80,275

Services - Advertising Agencies - 4.68%
2,450	Interpublic Group of Cos., Inc.	87,073
1,205	Omnicom Group, Inc.	109,137
		196,210
Services - Business Services - 2.31%
440	Visa, Inc. Class A	96,774

Services - Computer Programming, Data Processing, Etc. - 5.63%
1,070	Alphabet, Inc. Class A *	96,364
800	Meta Platforms, Inc. Class A *	139,952
		236,316
Services - Help Supply Services - 2.05%
1,068	Robert Half International, Inc.	86,102

Special Industry Machinery - 2.50%
216	Lam Research Corp.	104,978

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 7.29%
768	Nucor Corp.	128,594
1,405	Steel Dynamics, Inc.	177,185
		305,779
Sugar & Confectionery Products - 2.27%
400	Hershey Co.	95,328

Surgical & Medical Instruments & Apparatus - 1.77%
690	3M Co.	74,341

Title Insurance - 2.38%
2,500	Fidelity National Financial, Inc.	99,650

Trucking & Courier Services (No Air) - 2.48%
570	United Parcel Services, Inc. Class B	104,019

TOTAL FOR COMMON STOCKS (Cost $3,586,841) - 89.75%		3,764,468

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 25

ARCHER FOCUS FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2023 (UNAUDITED)

Shares/Principal		Value

REAL ESTATE INVESTMENT TRUSTS - 7.46%
610	Avalonbay Communities, Inc.	$ 105,237
358	Public Storage	107,024
3,227	Weyerhaeuser Co.	100,844
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $314,779) - 7.46%		313,105

MONEY MARKET FUND - 2.54%
106,358	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class - 4.42% ** (Cost $106,358) - 2.54%	106,358

TOTAL INVESTMENTS (Cost $4,007,978) - 99.75%		4,183,931

OTHER ASSETS LESS LIABILITIES, NET - 0.25%		10,484

NET ASSETS - 100.00%		$ 4,194,415

* Non-income producing

** Variable rate security; the coupon rate shown represents the yield at February 28, 2023.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 26

ARCHER MULTI CAP FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2023 (UNAUDITED)

Shares/Principal		Value

COMMON STOCKS - 92.27%

Adhesives & Sealants - 1.16%
890	Fuller H B Co.	$ 62,086

Beverages - 2.25%
1,000	Coca Cola Co.	59,510
353	Pepsico, Inc.	61,256
		120,766
Biological Products (No Diagnostic Substances) - 1.02%
530	Neurocrine Biosciences, Inc. *	54,643

Chemicals & Allied Products - 2.37%
401	Balchem Corp.	52,130
3,200	Livent Corp. *	75,040
		127,170
Crude Petroleum & Natural Gas - 1.01
1,830	SM Energy Co.	54,003

Drilling Oil & Gas Wells - 1.95%
1,285	Helmerich & Payne, Inc.	54,073
3,700	Patterson UTI Energy, Inc.	50,690
		104,763
Electrical Work - 1.49%
550	Comfort Systems USA, Inc.	79,992

Electronic Components & Accessories - 1.26%
270	Hubbell, Inc.	67,916

Electronic Computers - 1.26%
461	Apple, Inc.	67,956

Fabricated Rubber Products - 1.44%
300	Carlisle Cos., Inc.	77,466

Fats & Oils - 1.41%
1,200	Darling Ingredients, Inc. *	75,924

Fire, Marine & Casualty Insurance - 2.72%
465	American Financial Group, Inc.	62,361
274	Berkshire Hathaway, Inc. Class B *	83,619
		145,980
Guided Missiles & Space Vehicles & Parts - 1.20%
1,140	Aerojet Rocketdyne Holdings, Inc. *	64,228

Hospital & Medical Service Plans - 1.20%
135	UnitedHealth Group, Inc.	64,252

Lawn & Garden Tractors & Home Lawn & Gardens Equip - 1.15%
560	Toro Co.	61,846

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 27

ARCHER MULTI CAP FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2023 (UNAUDITED)

Shares/Principal		Value

Life Insurance - 1.41%
525	Reinsurance Group of America, Inc.	$ 75,847

Motor Vehicles & Passenger Car Bodies - 1.78%
465	Tesla, Inc. *	95,655

National Commercial Banks - 5.20%
3,013	Bank of America Corp.	103,346
2,600	First Horizon Corp.	64,402
777	JPMorgan Chase & Co.	111,383
		279,131
Ordnance & Accessories (No Vehicles/Guided Missiles) - 1.43%
384	Axon Enterprise, Inc. *	76,919

Paints, Varnishes, Lacquers, Enamels, & Allied Products - 1.20%
725	RPM International, Inc.	64,257

Petroleum Refining - 2.25%
355	Chevron Corp.	57,073
578	Exxon Mobil Corp.	63,528
		120,601
Pharmaceutical Preparations - 8.98%
395	AbbVie, Inc.	60,791
1,390	Cytokinetics, Inc. *	60,270
174	Eli Lilly & Co.	54,152
500	Jazz Pharmaceuticals PLC. (Ireland) *	70,200
489	Johnson & Johnson	74,944
575	Merck & Co., Inc.	61,088
1,100	Pfizer, Inc.	44,627
229	United Therapeutics Corp. *	56,343
		482,415
Printed Circuit Boards - 1.45%
935	Jabil, Inc.	77,633

Pumps & Pumping Equipment - 1.10%
848	Graco, Inc.	58,970

Retail - Auto Dealers & Gasoline Stations - 1.50%
355	Asbury Automotive Group, Inc. *	80,621

Retail - Catalog & Mail-Order Houses - 1.53%
875	Amazon.com, Inc. *	82,451

Retail - Lumber & Other Building Materials Dealers - 2.18%
700	Builders FirstSource, Inc. *	59,346
195	Home Depot, Inc.	57,825
		117,171
Retail - Miscellaneous Shopping Goods Stores - 1.54%
1,400	Academy Sports & Outdoors, Inc.	82,810

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 28

ARCHER MULTI CAP FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2023 (UNAUDITED)

Shares/Principal		Value

Retail - Variety Stores - 1.52%
400	Five Below, Inc. *	$ 81,720

Rubber & Plastics Footwear - 1.24%
160	Deckers Outdoor Corp. *	66,616

Sawmills & Planting Mills, General - 1.51%
950	UFP Industries, Inc.	81,254

Semiconductors & Related Devices - 3.07%
370	NVIDIA Corp.	85,899
1,780	Rambus, Inc. *	78,729
		164,628
Services - Business Services - 4.07%
141	Fair Isaac Corp. *	95,512
165	MasterCard, Inc. Class A	58,623
292	Visa, Inc. Class A	64,223
		218,358
Services - Computer Programming, Data Processing - 4.75%
800	Alphabet, Inc. Class A *	72,048
840	Alphabet, Inc. Class C *	75,852
612	Meta Platforms, Inc. Class A *	107,063
		254,963
Services - Engineering Services - 1.21%
750	Aecom	64,770

Services - Help Supply Services - 1.01%
600	AMN Healthcare Services, Inc. *	54,006

Services - Management Consulting Services - 1.13%
588	Exponent, Inc.	60,505

Services - Personal Services - 1.13%
900	Services Corp. International	60,777

Services - Prepackaged Software - 2.71%
370	Microsoft Corp.	92,285
353	SPS Commerce, Inc. *	53,176
		145,461
Services - Skilled Nursing Care Facilities - 1.03%
621	Ensign Group, Inc.	55,567

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 0.94%
366	Procter & Gamble Co.	50,347

State Commercial Banks - 2.49%
965	East West Bancorp, Inc.	73,543
755	Independent Bank Corp.	60,158
		133,701

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 29

ARCHER MULTI CAP FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2023 (UNAUDITED)

Shares/Principal		Value

Steel Pipe & Tubes - 1.84%
2,430	Ati, Inc. *	$ 98,780

Surety Insurance - 1.18%
1,020	Assured Guaranty Ltd. (Bermuda)	63,658

Surgical & Medical Instruments & Apparatus - 1.18%
900	Merit Medical Systems, Inc. *	63,522

Telephone & Telegraph Apparatus - 1.25%
550	Fabrinet (Thailand) *	67,029

Water Supply - 1.56%
1,959	Essential Utilities, Inc.	83,806

Wholesale - Machinery, Equipment & Supplies - 1.33%
500	Applied Industrial Technologies, Inc.	71,430

Wholesale - Metals Service Centers & Offices - 1.68%
365	Reliance Steel & Aluminum Co.	90,462

TOTAL FOR COMMON STOCKS (Cost $4,654,774) - 92.27%		4,954,832

REAL ESTATE INVESTMENT TRUST - 3.24%
900	Agree Realty Corp.	63,702
3,000	Annaly Capital Management, Inc.	62,040
800	Rexford Industrials Realty, Inc.	48,368
TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $192,225) - 3.24%		174,110

MONEY MARKET FUND - 4.39%
235,511	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class - 4.42% ** (Cost $235,511) - 4.39%	235,511

TOTAL INVESTMENTS (Cost $5,082,510) - 99.90%		5,364,453

OTHER ASSETS LESS LIABILITIES, NET - 0.10%		5,309

NET ASSETS - 100.00%		$5,369,762

* Non-income producing

** Variable rate security; the coupon rate shown represents the yield at February 28, 2023.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 30

ARCHER FUNDS

STATEMENTS OF ASSETS & LIABILITIES

FEBRUARY 28, 2023 (UNAUDITED)

Balanced Fund	Income Fund	Stock Fund	Dividend Growth Fund	Focus Fund	Multi Cap Fund
Assets:						
Investments in Securities, at Value (Cost $31,088,946, $11,085,938, $13,691,985, $19,774,135, $4,007,978, and $5,082,510, respectively)	$ 43,004,404	$ 10,409,877	$ 21,923,487	$ 24,514,521	$ 4,183,931	$ 5,364,453
Cash	2,500	-	554	84	84	-
Receivables:						
Shareholder Subscriptions	43,626	84,628	9,215	40,300	-	1,463
Due from Advisor	-	129	-	-	311	-
Interest	108,479	93,415	1,505	1,650	631	707
Dividend	64,577	-	40,389	97,645	11,263	4,726
Prepaid Expenses	14,136	16,250	19,342	13,428	7,126	7,866
Total Assets	43,237,722	10,604,299	21,994,492	24,667,628	4,203,346	5,379,215
Liabilities:						
Payables:						
Shareholder Redemptions	2,500	-	-	2,038	-	-
Due to Advisor	26,600	-	13,519	9,152	-	665
Due to Compliance Officer	504	310	151	-	-	85
Due to Trustees	1,978	383	1,098	794	140	189
Due to Transfer Agent	4,461	3,112	2,825	3,948	867	867
Accrued Expenses	9,943	9,728	6,777	7,097	7,924	7,647
Total Liabilities	45,986	13,533	24,370	23,029	8,931	9,453
Net Assets	$ 43,191,736	$ 10,590,766	$ 21,970,122	$ 24,644,599	$ 4,194,415	$ 5,369,762
Net Assets Consist of:						
Paid In Capital	$ 31,464,523	$ 11,707,170	$ 13,773,904	$ 21,357,561	$ 4,123,552	$ 5,600,734
Distributable Earnings (Deficit)	11,727,213	(1,116,404)	8,196,218	3,287,038	70,863	(230,972)
Net Assets (unlimited shares authorized; 2,945,393, 592,066 387,165, 1,019,842, 195,184, and 521,886 shares outstanding, respectively)	$ 43,191,736	$ 10,590,766	$ 21,970,122	$ 24,644,599	$ 4,194,415	$ 5,369,762
Net Asset Value and Offering Price Per Share	$ 14.66	$ 17.89	$ 56.75	$ 24.17	$ 21.49	$ 10.29
Redemption Price Per Share ($14.66 x 0.99), ($17.89 x 0.99), ($56.75 x 0.99), ($24.17 x 0.99), (21.49 x 0.99), & ($10.29 x 0.99), respectively *	$ 14.52	$ 17.71	$ 56.18	$ 23.92	$ 21.27	$ 10.19

*The Funds will deduct a 1.00% redemption fee from redemption proceeds if purchased and redeemed within 90 days.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 31

ARCHER FUNDS

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED)

Investment Income:	Balanced Fund	Income Fund	Stock Fund	Dividend Growth Fund	Focus Fund	Multi Cap Fund
Dividends (net of foreign withholding taxes of $2,264, $0, $0, $1,847, $0, and $2, respectively)	$ 329,569	$ 12,552	$ 144,246	$ 461,806	$ 56,176	$ 30,381
Interest	162,520	177,934	8,460	17,631	3,824	4,446
Total Investment Income	492,089	190,486	152,706	479,437	60,000	34,827
Expenses:						
Advisory Fees (a)	107,048	24,372	53,243	61,042	9,477	12,018
Administrative (a)	107,048	24,372	53,243	61,042	15,083	15,083
Transfer Agent	23,163	14,152	15,267	17,572	6,406	6,485
Registration	11,012	10,350	10,490	10,552	-	3,277
Legal	11,689	2,478	5,743	5,763	936	1,088
Audit	4,959	5,759	5,409	5,409	4,959	4,958
Compliance Officer Fees	1,845	547	854	806	115	218
Custody	3,318	1,785	1,991	1,926	1,614	1,810
Trustee	3,484	706	1,817	1,816	288	333
Miscellaneous	5,018	4,816	996	1,062	541	582
Insurance	1,518	425	779	693	124	166
Printing and Mailing	1,709	835	875	1,850	248	171
Total Expenses	281,811	90,597	150,707	169,533	39,791	46,189
Fees Waived and/or Reimbursed by the Advisor (a)	(24,895)	(43,803)	(19,730)	(49,891)	(21,197)	(23,354)
Net Expenses	256,916	46,794	130,977	119,642	18,594	22,835
Net Investment Income	235,173	143,692	21,729	359,795	41,406	11,992
Realized and Unrealized Gain (Loss) on Investments:						
Net Realized Gain (Loss) on Investments	(277,978)	(12,324)	36,361	(236,187)	(121,551)	(495,927)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives	(9,507)	(11,827)	-	-	-	-
Net Change in Unrealized Appreciation on Investments	248,173	26,223	398,892	241,510	326,006	569,863
Net Realized and Unrealized Gain (Loss) on Investments	(39,312)	2,072	435,253	5,323	204,455	73,936
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 195,861	$ 145,764	$ 456,982	$ 365,118	$ 245,861	$ 85,928

(a) See Note 5 in the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 32

ARCHER BALANCED FUND

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 33

ARCHER INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 34

ARCHER STOCK FUND

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 35

ARCHER DIVIDEND GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 36

ARCHER FOCUS FUND

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 37

ARCHER MULTI CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 38

ARCHER BALANCED FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Amount less than $0.005 per share.

*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(a) Annualized.

(b) Not annualized.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 39

ARCHER INCOME FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

(Unaudited) Six Months Ended 2/28/2023		Years Ended 8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018
Net Asset Value, at Beginning of Period	$ 17.99		$ 19.76	$ 19.51	$ 19.47	$ 18.89	$ 19.44
Income (Loss) From Investment Operations:							
Net Investment Income *	0.26		0.47	0.51	0.51	0.53	0.53
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.06)		(1.77)	0.26	0.05	0.58	(0.54)
Total from Investment Operations	0.20		(1.30)	0.77	0.56	1.11	(0.01)
Distributions:							
Net Investment Income	(0.30)		(0.47)	(0.52)	(0.52)	(0.53)	(0.54)
Total from Distributions	(0.30)		(0.47)	(0.52)	(0.52)	(0.53)	(0.54)
Proceeds from Redemption Fees **	-		-	-	-	-	-
Net Asset Value, at End of Period	$ 17.89		$ 17.99	$ 19.76	$ 19.51	$ 19.47	$ 18.89
Total Return ***	1.12%	(b)	(6.66)%	3.97%	2.93%	6.00%	(0.05)%
Ratios/Supplemental Data:							
Net Assets at End of Period (Thousands)	$ 10,591		$ 9,431	$ 11,309	$ 11,715	$ 11,933	$ 11,489
Before Waivers and Reimbursements							
Ratio of Expenses to Average Net Assets	1.86%	(a)	1.83%	1.73%	1.71%	1.68%	1.68%
Ratio of Net Investment Income to Average Net Assets	2.05%	(a)	1.60%	1.84%	1.91%	2.06%	2.06%
After Waivers and Reimbursements							
Ratio of Expenses to Average Net Assets	0.96%	(a)	0.96%	0.96%	0.96%	0.96%	0.96%
Ratio of Net Investment Income to Average Net Assets	2.95%	(a)	2.47%	2.61%	2.67%	2.79%	2.78%
Portfolio Turnover	3.63%	(b)	14.52%	29.76%	20.48%	11.64%	17.70%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Amount less than $0.005 per share.

*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(a) Annualized.

(b) Not annualized.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 40

ARCHER STOCK FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

(Unaudited) Six Months Ended 2/28/2023		Years Ended 8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018
Net Asset Value, at Beginning of Period	$ 57.11		$ 71.62	$ 54.69	$ 45.90	$ 51.04	$ 42.87
Income (Loss) From Investment Operations:							
Net Investment Income (Loss) *	0.06		(0.09)	(0.15)	0.10	0.17	(0.10)
Net Gain (Loss) on Securities (Realized and Unrealized)	1.17		(11.58)	17.09	11.03	(3.99)	8.27
Total from Investment Operations	1.23		(11.67)	16.94	11.13	(3.82)	8.17
Distributions:							
Net Investment Income	-		-	(0.01)	(0.15)	(0.13)	-
Realized Gains	(1.59)		(2.84)	-	(2.19)	(1.19)	-
Total from Distributions	(1.59)		(2.84)	(0.01)	(2.34)	(1.32)	-
Proceeds from Redemption Fees **	-		-	-	-	-	-
Net Asset Value, at End of Period	$ 56.75		$ 57.11	$ 71.62	$ 54.69	$ 45.90	$ 51.04
Total Return ***	2.23%	(b)	(17.09)%	30.97%	24.99%	(7.14)%	19.06%
Ratios/Supplemental Data:							
Net Assets at End of Period (Thousands)	$ 21,970		$ 22,117	$ 27,990	$ 21,889	$ 17,650	$ 17,742
Before Waivers and Reimbursements							
Ratio of Expenses to Average Net Assets	1.42%	(a)	1.38%	1.38%	1.46%	1.74%	1.76%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.02%	(a)	(0.29)%	(0.40)%	(0.02)%	(0.13)%	(0.70)%
After Waivers and Reimbursements							
Ratio of Expenses to Average Net Assets	1.23%	(a)	1.23%	1.23%	1.23%	1.23%	1.28%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.20%	(a)	(0.14)%	(0.24)%	0.22%	0.38%	(0.22)%
Portfolio Turnover	4.69%	(b)	8.04%	14.90%	22.05%	95.51%	31.43%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Amount less than $0.005 per share.

*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(a) Annualized.

(b) Not annualized.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 41

ARCHER DIVIDEND GROWTH FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

(Unaudited) Six Months Ended 2/28/2023	Years Ended				
		8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018
Net Asset Value, at Beginning of Period	$ 24.13	$ 24.02	$ 18.99	$ 21.36	$ 22.52	$ 20.21
Income (Loss) From Investment Operations:						
Net Investment Income *	0.36	0.58	0.53	0.69	0.63	0.60
Net Gain (Loss) on Securities (Realized and Unrealized)	0.02	0.03	5.02	(2.35)	(1.16)	2.26
Total from Investment Operations	0.38	0.61	5.55	(1.66)	(0.53)	2.86
Distributions:						
Net Investment Income	(0.34)	(0.50)	(0.52)	(0.71)	(0.63)	(0.55)
Total from Distributions	(0.34)	(0.50)	(0.52)	(0.71)	(0.63)	(0.55)
Proceeds from Redemption Fees **	-	-	-	-	-	-
Net Asset Value, at End of Period	$ 24.17	$ 24.13	$ 24.02	$ 18.99	$ 21.36	$ 22.52
Total Return ***	1.58% (b)	2.51%	29.56%	(7.87)%	(2.30)%	14.29%
Ratios/Supplemental Data:						
Net Assets at End of Period (Thousands)	$ 24,645	$ 24,545	$ 23,596	$ 17,504	$ 17,809	$ 16,618
Before Waivers and Reimbursements						
Ratio of Expenses to Average Net Assets	1.39% (a)	1.38%	1.44%	1.49%	1.72%	1.84%
Ratio of Net Investment Income to Average Net Assets	2.54% (a)	1.94%	2.02%	2.90%	2.23%	1.94%
After Waivers and Reimbursements						
Ratio of Expenses to Average Net Assets	0.98% (a)	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of Net Investment Income to Average Net Assets	2.95% (a)	2.34%	2.47%	3.40%	2.96%	2.78%
Portfolio Turnover	3.36% (b)	18.05%	25.30%	37.00%	19.29%	33.03%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Amount less than $0.005 per share.

*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(a) Annualized.

(b) Not annualized.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 42

ARCHER FOCUS FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Amount less than $0.005 per share.

*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

+ For the period December 30, 2019 (commencement of investment operations) through August 31, 2020.

(a) Annualized

(b) Not annualized

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 43

ARCHER MULTI CAP FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

(Unaudited) Six Months Ended 2/28/2023	Years Ended 8/31/2022	Years Ended 8/31/2021	Period Ended 8/31/2020 +
Net Asset Value, at Beginning of Period	$ 10.97	$ 13.50	$ 10.32	$ 10.00
Income (Loss) From Investment Operations:				
Net Investment Income (Loss) *	0.03	(0.02)	(0.03)	0.04
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.01)	(2.29)	3.23	0.31
Total from Investment Operations	0.02	(2.31)	3.20	0.35
Distributions:				
Net Investment Income	(0.01)	- **	(0.02)	(0.03)
Realized Gains	(0.69)	(0.22)	-	-
Total from Distributions	(0.70)	(0.22)	(0.02)	(0.03)
Proceeds from Redemption Fees **	-	-	-	-
Net Asset Value, at End of Period	$ 10.29	$ 10.97	$ 13.50	$ 10.32
Total Return ***	0.45% (b)	(17.42)%	31.07%	3.55% (b)
Ratios/Supplemental Data:				
Net Assets at End of Period (Thousands)	$ 5,370	$ 4,262	$ 4,856	$ 2,274
Before Waivers and Reimbursements				
Ratio of Expenses to Average Net Assets	1.92% (a)	1.98%	2.39%	3.05% (a)
Ratio of Net Investment Loss to Average Net Assets	(0.47)% (a)	(1.16)%	(1.70)%	(1.51)% (a)
After Waivers and Reimbursements				
Ratio of Expenses to Average Net Assets	0.95% (a)	0.95%	0.95%	0.95% (a)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.50% (a)	(0.13)%	(0.26)%	0.58% (a)
Portfolio Turnover	54.75% (b)	62.50%	39.02%	39.09% (b)

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Amount less than $0.005 per share.

*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

+ For the period December 30, 2019 (commencement of investment operations) through August 31, 2020.

(a) Annualized

(b) Not annualized

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 44

ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 28, 2023 (UNAUDITED)

NOTE 1.  ORGANIZATION

The Archer Investment Series Trust, an Ohio business trust (the “Trust”), is an open-end investment management company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 7, 2009 (the “Trust Agreement”).  The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series.  The Trust currently consists of six funds: The Archer Balanced Fund (the “Balanced Fund”), the Archer Income Fund (the “Income Fund”), the Archer Stock Fund (the “Stock Fund”), the Archer Dividend Growth Fund (the “Dividend Growth Fund”), each a diversified fund, and the Archer Focus Fund (the “Focus Fund), and the Archer Multi Cap Fund (the “Multi Cap Fund), each a non-diversified fund, (collectively referred to as the “Funds”).

The Balanced Fund commenced operations on September 27, 2005. The investment objective of the Balanced Fund is total return.  Total return is comprised of both income and capital appreciation. The Income Fund and the Stock Fund each commenced investment operations on March 11, 2011. The investment objective of the Income Fund is income while secondarily striving for capital appreciation. The investment objective of the Stock Fund is capital appreciation. The Archer Dividend Growth Fund commenced operations on September 1, 2016. The investment objective of the Dividend Growth Fund is to provide income and, as a secondary focus, long-term capital appreciation. The Focus Fund and Multi Cap Fund each commenced operations on December 30, 2019. The investment objective of the Focus Fund is long-term growth of capital. The investment objective of the Multi Cap Fund is long-term growth of capital. The investment advisor to the Funds is Archer Investment Corporation, Inc. (the “Advisor”). See Note 5 for additional information regarding the Advisor.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.  The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes- The Funds make no provision for federal income or excise tax.  The Funds intend to qualify each year as “regulated investment companies” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense. Therefore, no federal income tax or excise provision is required.

Semi-Annual Report | 45

ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2023 (UNAUDITED)

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2019-2022) or expected to be taken in the Funds’ 2023 tax returns. The Funds identify their major tax jurisdiction as U.S. Federal, however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended February 28, 2023, the Funds did not incur any interest or penalties.

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date.  Realized gains and losses are computed using the specific cost of the security.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are accreted or amortized using the straight line method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Distributions received from certain investments held by the Funds may be comprised of dividends, realized gains and returns of capital. The amounts may subsequently be reclassified upon receipt of information from the issuer.

Dividends and Distributions – The Funds typically will distribute substantially all of their net investment income in the form of dividends and capital gains to its shareholders. The Balanced Fund will distribute dividends quarterly and capital gains annually, and expects that distributions will consist primarily of ordinary income. The Income and Dividend Growth Fund will distribute dividends monthly and capital gains annually, and expect that distributions will consist primarily of ordinary income. The Stock Fund, Focus Fund, and Multi Cap Fund may distribute dividends quarterly and capital gains annually, and expect that distributions will consist primarily of ordinary income. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.

Redemption Fee - To discourage short-term trades by investors, the Funds will impose a redemption fee. The Funds will each impose a redemption fee of 1.00% of the total redemption amount (calculated at market value) if shares are redeemed within 90

Semi-Annual Report | 46

ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2023 (UNAUDITED)

calendar days of purchase. For the six months ended February 28, 2023, the Balanced Fund, Income Fund, Stock Fund, and Dividend Growth Fund collected $273, $88, $132, and $179 in redemption fees, respectively. No redemption fees were collected for the Focus Fund and Multi Cap Fund for the six months ended February 28, 2023.

Options - The Balanced and Income Funds may sell covered call options as part of their investment programs to obtain market exposure or to manage risk or hedge against adverse market conditions. When a fund writes an option, an amount equal to the premium received by the fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.

If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the fund. The fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Structured Notes – The Balanced Fund and Income Fund invest in structured notes which are subject to a number of fixed income risks including general market risk, interest rate risk, as well as the risk that the issuer on the note may fail to make interest and/ or principal payments when due, or may default on its obligations entirely. In addition, as a result of imbedded derivative features in these securities, structured notes generally are subject to more risk than investing in a simple note or bond issued by the same issuer. See Note 4 for additional information related to Structured Notes.

Expenses – Expenses incurred by the Trust that do not relate to a specific Fund of the Trust are allocated to the individual Funds based on each Fund’s relative net assets or other appropriate basis as determined by the Board.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Semi-Annual Report | 47

ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2023 (UNAUDITED)

NOTE 3.  SECURITIES VALUATION

Processes and Structure

The Funds’ Board of Trustees has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Funds’ NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

•

Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Semi-Annual Report | 48

ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2023 (UNAUDITED)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to each Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows:

Equity securities (common and preferred stock, exchange traded fund/notes, real estate investment trusts). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Fixed income securities (corporate bonds, municipal bonds, preferred bonds and structured notes). The fair value of fixed income securities is estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (when observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Although most fixed income securities are categorized in level 2 of the fair value hierarchy, in instances when lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

Investments in open-end mutual funds including money market funds are valued at their closing net asset value each business day and are classified in Level 1 of the fair value hierarchy.

Semi-Annual Report | 49

ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2023 (UNAUDITED)

The following table summarizes the inputs used to value Balanced Fund’s assets measured at fair value as of February 28, 2023:

BALANCED FUND	Financial Instruments—Assets

Categories	Level 1	Level 2	Level 3	Fair Value
Common Stocks *	$ 28,346,636	$ -	$ -	$28,346,636
Corporate Bonds *	-	8,162,924	-	8,162,924
Exchange Traded Funds	251,500	-	-	251,500
Municipal Bonds	-	2,881,162	-	2,881,162
Real Estate Investment Trust	2,006,092	-	-	2,006,092
Preferred Securities *	288,140	262,607	-	550,747
Structured Notes *	-	164,478	-	164,478
Short-Term Investment	640,865	-	-	640,865
	$ 31,533,233	$11,471,171	$ -	$43,004,404

The following table summarizes the inputs used to value Income Fund’s assets measured at fair value as of February 28, 2023:

<

INCOME FUND	Financial Instruments—Assets

Categories	Level 1	Level 2	Level 3	Fair Value
Corporate Bonds *	$ -	$ 5,924,654	$ -	$ 5,924,654
Exchange Traded Funds	32,700	-	-	32,700
Municipal Bonds	-	2,667,368	-	2,667,368
Preferred Securities *	275,550	482,478	-	758,028
Structured Notes *	-	271,460	-	271,460
Short-Term Investment	755,667	-	-	755,667
	$ 1,063,917	$ 9,345,960	$ -	$10,409,877

The following table summarizes the inputs used to value Stock Fund’s assets measured at fair value as of February 28, 2023:

STOCK FUND	Financial Instruments—Assets

Categories	Level 1	Level 2	Level 3	Fair Value
Common Stocks *	$ 21,169,811	$ -	$ -	$ 21,169,811
Real Estate Investment Trusts	364,339			364,339
Short-Term Investment	389,337	-	-	389,337
	$ 21,923,487	$ -	$ -	$ 21,923,487

Semi-Annual Report | 50

ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2023 (UNAUDITED)

The following table summarizes the inputs used to value Dividend Growth Fund’s assets measured at fair value as of February 28, 2023:

DIVIDEND GROWTH FUND	Financial Instruments—Assets

Categories	Level 1	Level 2	Level 3	Fair Value
Common Stocks *	$ 22,218,023	$ -	$ -	$22,218,023
Real Estate Investment Trusts	1,934,498	-	-	1,934,498
Short-Term Investment	362,000	-	-	362,000
	$ 24,514,521	$ -	$ -	$24,514,521

The following table summarizes the inputs used to value Focus Fund’s assets measured at fair value as of February 28, 2023:

FOCUS FUND	Financial Instruments—Assets

Categories	Level 1	Level 2	Level 3	Fair Value
Common Stocks *	$ 3,764,468	$ -	$ -	$ 3,764,468
Real Estate Investment Trusts	313,105	-	-	313,105
Short-Term Investment	106,358	-	-	106,358
	$ 4,183,931	$ -	$ -	$ 4,183,931

The following table summarizes the inputs used to value Multi Cap Fund’s assets measured at fair value as of February 28, 2023:

MULTI CAP FUND	Financial Instruments—Assets

Categories	Level 1	Level 2	Level 3	Fair Value
Common Stocks *	$ 4,954,832	$ -	$ -	$ 4,954,832
Real Estate Investment Trusts	174,110	-	-	174,110
Short-Term Investment	235,511	-	-	235,511
	$ 5,364,453	$ -	$ -	$ 5,364,453

*Industry classifications of these categories are detailed on each Fund’s Schedule of Investments.

The Funds did not hold any Level 3 assets during the six months ended February 28, 2023; therefore a reconciliation of assets in which significant unobservable inputs were used in determining fair value is not applicable. There were no significant transfers into or out of Level 1 or Level 2 during the period. It is each Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

Semi-Annual Report | 51

ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2023 (UNAUDITED)

NOTE 4. DERIVATIVE TRANSACTIONS

The Funds may use certain options (both traded on an exchange and over-the-counter), futures contracts and options on futures contracts (collectively, “Derivative Instruments”) as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of the Fund’s position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

As of February 28, 2023, there were no options outstanding in any Fund. The Funds did not have any options transactions during the six months ended February 28, 2023.

The location on the Statement of Assets and Liabilities of the Balanced and Income Funds’ derivative positions, which are not accounted for as hedging instruments under GAAP, is as follows:

Asset Derivatives

Investment in Securities, at Value

Structured Notes

Balanced Fund

    $    164,478

Income Fund

    $    271,460

Unrealized gains and losses on derivatives during the six months ended February 28, 2023, for the Balanced and Income Funds, are included in the Statement of Operations, in the location, “Net Change in Unrealized Appreciation (Depreciation) on Derivatives” as follows:

Balanced Fund       $   (9,507)

Income Fund          $ (11,827)

There were no realized gains or losses on sales of Structured Notes, included in the Statement of Operations, in the location, “Net Realized Gain on Investments” for the six months ended February 28, 2023 for the Balanced and Income Funds, respectively.

NOTE 5.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor, under the terms of the management agreement (the “Agreement”), manages the Funds’ investments.  As compensation for its management services, each Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.50% of each Fund’s average daily net assets. For the six months ended February 28, 2023, the Advisor accrued the following fees before the waivers and reimbursements described below:

	Balanced Fund	Income Fund	Stock Fund	Dividend Growth Fund	Focus Fund	Multi Cap Fund
Advisor Fees Accrued	$ 107,048	$ 24,372	$ 53,243	$ 61,042	$ 9,477	$ 12,018

Semi-Annual Report | 52

ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2023 (UNAUDITED)

At February 28, 2023, the following fees were due to the Advisor or due from the Advisor after Advisor waived all fees and owed the fund for reimbursement of expenses:

	Balanced Fund	Income Fund	Stock Fund	Dividend Growth Fund	Focus Fund	Multi Cap Fund
Due to Advisor	$ 9,690	$ -	$ 4,863	$ -	$ -	$ -
Due from Advisor	$ -	$ 4,082	$ -	$ 594	$ 2,644	$ 1,668

The Advisor also performs administrative duties for the Funds including all regulatory reporting and necessary office equipment, personnel and facilities, in which the Advisor receives administrative fees. Administrative fees are paid according to the following schedule for each of the Funds: 0.50% on average net assets under $50 million, 0.07% on assets from $50 million up to $100 million, 0.05% on average net assets over $100 million up to $150 million, and 0.03% on assets over $150 million. The minimum monthly fee is $2,500. As of and for the six months ended February 28, 2023, Administrative fees earned and payable to the Advisor were as follows:

	Balanced Fund	Income Fund	Stock Fund	Dividend Growth Fund	Focus Fund	Multi Cap Fund
Administrative Fees Accrued	$ 107,048	$ 24,372	$ 53,243	$ 61,042	$ 15,083	$ 15,083
Administrative Fees Due	$ 16,910	$ 3,953	$ 8,656	$ 9,746	$ 2,333	$ 2,333

Archer Balanced Fund

The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through December 31, 2023 so that total annual operating expenses, excluding brokerage fees and commissions, 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, and any indirect expenses (such as expenses incurred by other investment companies in which the Balanced Fund invests) do not exceed 1.20% of the Balanced Fund’s average daily net assets. For the six months ended February 28, 2023, the Advisor waived fees of $24,895.  Pursuant to the Expense Limitation Agreement, if the Adviser so requests, any Fund Operating Expenses waived or reimbursed by the Adviser pursuant to the Agreement that had the effect of reducing Fund Operating Expenses to 1.20% within the most recent three years prior to recoupment shall be repaid to the Adviser by the Fund; provided, however, that such recoupment will not cause the Fund’s expense ratio, after recoupment has been taken into account, to exceed the lesser of the expense cap in effect at the time of the waiver or the expense cap in effect at the time of recoupment. Advisory fees waived and/or reimbursed expenses that may be subject to potential recoupment by the Advisor through August 31, 2025 totaled $142,414.

Semi-Annual Report | 53

ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2023 (UNAUDITED)

The amounts subject to repayment by the Balanced Fund, pursuant to the aforementioned conditions, at August 31, 2022 were as follows:

Subject to Repayment
Amount	by August 31,
$ 63,223	2023
$ 31,685	2024
$ 47,506	2025

Archer Income Fund

The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through December 31, 2023 so that total annual operating expenses, excluding brokerage fees and commissions, 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, and any indirect expenses (such as expenses incurred by other investment companies in which the Income Fund invests) do not exceed 0.96% of the Income Fund’s average daily net assets. For the six months ended February 28, 2023, the Advisor waived fees of $24,372 and reimbursed the Income Fund $19,431 in expenses.  Pursuant to the Expense Limitation Agreement, if the Adviser so requests, any Fund Operating Expenses waived or reimbursed by the Adviser pursuant to the Agreement that had the effect of reducing Fund Operating Expenses to 0.96% within the most recent three years prior to recoupment shall be repaid to the Adviser by the Fund; provided, however, that such recoupment will not cause the Fund’s expense ratio, after recoupment has been taken into account, to exceed the lesser of the expense cap in effect at the time of the waiver or the expense cap in effect at the time of recoupment. Advisory fees waived and/or reimbursed expenses that may be subject to potential recoupment by the Advisor through August 31, 2025 totaled $264,556.

The amounts subject to repayment by the Income Fund, pursuant to the aforementioned conditions, at August 31, 2022 were as follows:

Subject to Repayment
Amount	by August 31,
$ 87,409	2023
$ 88,888	2024
$ 88,259	2025

Archer Stock Fund

The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through December 31, 2023 so that total annual operating expenses, excluding brokerage fees and commissions, 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, and any indirect expenses (such as expenses incurred by other investment companies in which the

Semi-Annual Report | 54

ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2023 (UNAUDITED)

Balanced Fund invests)  do not exceed 1.23% of the Stock Fund’s average daily net assets.  For the six months ended February 28, 2023, the Advisor waived fees of $19,730.  Pursuant to the Expense Limitation Agreement, if the Adviser so requests, any Fund Operating Expenses waived or reimbursed by the Adviser pursuant to the Agreement that had the effect of reducing Fund Operating Expenses to 1.23% within the most recent three years prior to recoupment shall be repaid to the Adviser by the Fund; provided, however, that such recoupment will not cause the Fund’s expense ratio, after recoupment has been taken into account, to exceed the lesser of the expense cap in effect at the time of the waiver or the expense cap in effect at the time of recoupment. Advisory fees waived and/or reimbursed expenses that may be subject to potential recoupment by the Advisor through August 31, 2025 totaled $119,742.

The amounts subject to repayment by the Stock Fund, pursuant to the aforementioned conditions, at August 31, 2022 were as follows:

Subject to Repayment
Amount	by August 31,
$ 45,043	2023
$ 37,418	2024
$ 37,281	2025

Archer Dividend Growth Fund

The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through December 31, 2023 so that total annual operating expenses, excluding brokerage fees and commissions, 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, and any indirect expenses (such as expenses incurred by other investment companies in which the Dividend Growth Fund invests) do not exceed 0.98% of the Dividend Growth Fund’s average daily net assets. For the six months ended February 28, 2023, the Advisor waived fees of $49,891.  Pursuant to the Expense Limitation Agreement, if the Adviser so requests, any Fund Operating Expenses waived or reimbursed by the Adviser pursuant to the Agreement that had the effect of reducing Fund Operating Expenses to 0.98% within the most recent three years prior to recoupment shall be repaid to the Adviser by the Fund; provided, however, that such recoupment will not cause the Fund’s expense ratio, after recoupment has been taken into account, to exceed the lesser of the expense cap in effect at the time of the waiver or the expense cap in effect at the time of recoupment. Advisory fees waived and/or reimbursed expenses that may be subject to potential recoupment by the Advisor through August 31, 2025 totaled $282,390.

Semi-Annual Report | 55

ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2023 (UNAUDITED)

The amounts subject to repayment by the Dividend Growth Fund, pursuant to the aforementioned conditions, at August 31, 2022 were as follows:

Subject to Repayment
Amount	by August 31,
$ 91,827	2023
$ 92,131	2024
$ 98,432	2025

Archer Focus Fund

The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through December 31, 2023 so that total annual operating expenses, excluding brokerage fees and commissions, 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, and any indirect expenses (such as expenses incurred by other investment companies in which the Focus Fund invests) do not exceed 0.98% of the Focus Fund’s average daily net assets. For the six months ended February 28, 2023, the Advisor waived fees of $9,477 and reimbursed the Focus Fund $11,720 in expenses.  Pursuant to the Expense Limitation Agreement, if the Adviser so requests, any Fund Operating Expenses waived or reimbursed by the Adviser pursuant to the Agreement that had the effect of reducing Fund Operating Expenses to 0.98% within the most recent three years prior to recoupment shall be repaid to the Adviser by the Fund; provided, however, that such recoupment will not cause the Fund’s expense ratio, after recoupment has been taken into account, to exceed the lesser of the expense cap in effect at the time of the waiver or the expense cap in effect at the time of recoupment. Advisory fees waived and/or reimbursed expenses that may be subject to potential recoupment by the Advisor through August 31, 2025 totaled $157,210.

The amounts subject to repayment by the Focus Fund, pursuant to the aforementioned conditions, at August 31, 2022 were as follows:

Subject to Repayment
Amount	by August 31,
$ 37,960	2023
$ 59,180	2024
$ 60,070	2025

Archer Multi Cap Fund

The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through December 31, 2023 so that total annual operating expenses, excluding brokerage fees and commissions, 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, and any indirect expenses (such as expenses incurred by other investment companies in which the

Semi-Annual Report | 56

ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2023 (UNAUDITED)

Multi Cap invests) do not exceed 0.95% of the Multi Cap Fund’s average daily net assets. For the six months ended February 28, 2023, the Advisor waived fees of $12,018 and reimbursed the Multi Cap Fund $11,336 in expenses.  Pursuant to the Expense Limitation Agreement, if the Adviser so requests, any Fund Operating Expenses waived or reimbursed by the Adviser pursuant to the Agreement that had the effect of reducing Fund Operating Expenses to 0.95% within the most recent three years prior to recoupment shall be repaid to the Adviser by the Fund; provided, however, that such recoupment will not cause the Fund’s expense ratio, after recoupment has been taken into account, to exceed the lesser of the expense cap in effect at the time of the waiver or the expense cap in effect at the time of recoupment.  Advisory fees waived and/or reimbursed expenses that may be subject to potential recoupment by the Advisor through August 31, 2025 totaled $132,436.

The amounts subject to repayment by the Multi Cap Fund, pursuant to the aforementioned conditions, at August 31, 2022 were as follows:

Subject to Repayment
Amount	by August 31,
$ 34,482	2023
$ 50,964	2024
$ 46,990	2025

Related Party

Umberto Anastasi is an officer of the Trust, and therefore an interested person.  Mr. Anastasi is an employee of Mutual Shareholder Services, LLC (“MSS”). MSS is the transfer agent and fund accountant of the Funds. For the six months ended February 28, 2023, MSS earned fees of $83,045 from the Trust. The Focus Fund and Multi Cap Fund will receive a discount of between 10% - 50% on fund accounting fees until assets reach $10 million.

Brandon Pokersnik is the chief compliance officer of the Trust as of November 2017, and therefore an interested person. Mr. Pokersnik is an employee of MSS. For the six months ended February 28, 2023, Mr. Pokersnik earned fees of $4,385 from the Trust.

Troy Patton is an officer of the Trust and President of the Adviser, and therefore an interested person. There are certain shareholders of the Funds that also have a direct, regular discretionary investment accounts with the Adviser. As compensation for its management services for these particular shareholder accounts, the Adviser’s annual fee shall be 1% of the market value of the assets under management. These fees are in addition to the Management Fees earned by the Adviser as reported on the Statement of Operations of each Fund and are included in shareholder redemptions in each Fund’s Statement of Changes in Net Assets. For the six months ended February 28, 2023, the Advisor earned fees from these shareholder accounts in the amount of $2,203 from the Balanced Fund, the Advisor owed $48 to the Income Fund, the Advisor earned $1,113 from the Stock Fund, the Advisor earned $156 from the Dividend Growth Fund, and the Advisor earned $12 from the Focus Fund.

Semi-Annual Report | 57

ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2023 (UNAUDITED)

NOTE 6.  INVESTMENTS

For the six months ended February 28, 2023, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

	Balanced Fund	Income Fund	Stock Fund	Dividend Growth Fund	Focus Fund	Multi Cap Fund
Purchases	$ 713,975	$1,399,366	$1,149,666	$1,949,379	$1,697,384	$3,472,936
Sales	$1,952,647	$ 333,499	$ 982,091	$ 791,055	$1,122,595	$2,516,870

NOTE 7.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940 as amended. As of February 28, 2023, the shareholders listed in the table below held, for the benefit of their customers, the following percentages of the outstanding shares of each Fund and may be deemed to control each of the respective Funds:

	Balanced Fund	Income Fund	Stock Fund	Dividend Growth Fund	Focus Fund	Multi Cap Fund
First Clearing, LLC.	30%	26%	34%	31%	0%	0%
Wells Fargo Clearing Services, LLC.	28%	34%	28%	39%	73%	97%
NFS, LLC.	0%	27%	0%	28%	0%	0%

Each Fund’s distributable earnings on a tax basis are determined only at the end of each fiscal year. As of August 31, 2022, the Trust’s most recent fiscal year-end, the components of distributable earnings on a tax basis were as follows:

	Balanced Fund	Income Fund	Stock Fund	Dividend Growth Fund	Focus Fund	Multi Cap Fund
Unrealized Appreciation/(Depreciation)	$11,670,297	$ (690,457)	$7,832,610	$ 4,498,876	$(150,053)	$(289,954)
Undistributed Ordinary Income	122,157	-	-	93,975	116,125	-
Deferral of Post-December Ordinary Losses	-	-	(2,142)	-	-	-
Deferral of Post-October Losses	-	(1,829)	-	-	-	-
Undistributed long-term capital gains	857,664	-	593,404	-	65,152	311,063
Capital loss carryforward: +
Short term (no expiration)	-	(197,932)	-	(1,298,534)	-	-
Long term (no expiration)	-	(205,828)	-	(26,662)	-	-
Total Distributable Earnings/(Deficit)	$12,650,118	$(1,096,046)	$8,423,872	$ 3,267,655	$ 31,224	$ 21,109

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year.  Each Fund’s carryforward losses, post-October losses and post December ordinary losses are determined only at the end of each fiscal year. The Multi Cap Fund recorded a permanent book/tax difference of $19,673 from net investment loss to paid in capital. The Stock Fund recorded a permanent book/tax

Semi-Annual Report | 58

ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2023 (UNAUDITED)

difference of $32,655 from net investment loss to paid in capital. This reclassification has no impact on the net asset value of the Funds and is designed generally to present undistributed income and net realized gain on a tax basis, which is considered to be more informative to shareholders.

+ The capital loss carryforward will be used to offset any capital gains realized by the Funds in future years.  The Funds will not make distributions from capital gains while a capital loss remains.

As of August 31, 2022 for U.S. Federal income tax purposes, the cost of securities owned, unrealized appreciation (depreciation) of investments for the Funds was as follows:

	Balanced	Income	Stock	Dividend	Focus	Multi
	Fund	Fund	Fund	Growth Fund	Fund	Cap Fund

Gross unrealized appreciation on investment securities	$13,357,081	$ 6,047	$ 8,146,976	$ 5,120,788	$ 250,881	$ 395,581
Gross unrealized depreciation on investment securities	(1,686,784)	(696,504)	(314,366)	(621,912)	(400,934)	(685,535)
Net unrealized appreciation/(depreciation)	$11,670,297	$ (690,457)	$ 7,832,610	$ 4,498,876	$(150,053)	$ (289,954)

Tax cost of investments (including short-term investments) *	$32,405,949	$ 10,045,235	$14,281,684	$19,947,772	$3,590,439	$ 4,556,286

* The difference between book and tax cost represents disallowed wash sales for tax purposes for the Balanced Fund and Multi Cap Fund.

The Funds paid the following distributions for the six months ended February 28, 2023 and the year ended August 31, 2022, as applicable:

	Six Months Ended	$ Amount	Tax Character

Balanced Fund	2/28/2023	$ 261,102	Ordinary Income
Balanced Fund	2/28/2023	$ 857,664	Long Term Capital Gain

Income Fund	2/28/2023	$ 165,398	Ordinary Income

Stock Fund	2/28/2023	$ 593,404	Long Term Capital Gain

Dividend Growth Fund	2/28/2023	$ 345,735	Ordinary Income

Focus Fund	2/28/2023	$ 141,070	Ordinary Income
Focus Fund	2/28/2023	$ 65,152	Long Term Capital Gain

Multi Cap Fund	2/28/2023	$ 7,272	Ordinary Income
Multi Cap Fund	2/28/2023	$ 311,064	Long Term Capital Gain

	Year Ended	$ Amount	Tax Character

Balanced Fund	8/31/2022	$ 469,788	Ordinary Income
Balanced Fund	8/31/2022	$ 471,298	Long Term Capital Gain

Income Fund	8/31/2022	$ 249,892	Ordinary Income

Stock Fund	8/31/2022	$ 1,063,473	Long Term Capital Gain

Dividend Growth Fund	8/31/2022	$ 507,765	Ordinary Income

Semi-Annual Report | 59

ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2023 (UNAUDITED)

	Year Ended	$ Amount	Tax Character

Focus Fund	8/31/2022	$ 236,391	Ordinary Income
Focus Fund	8/31/2022	$ 125,592	Long Term Capital Gain

Multi Cap Fund	8/31/2022	$ 283	Ordinary Income
Multi Cap Fund	8/31/2022	$ 79,555	Long Term Capital Gain

NOTE 9.  INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts that contain general indemnification to other parties. The Funds’ maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. The Funds expect the risk of loss to be remote.

NOTE 10.  MARKET RISK

Overall market risks may also affect the value of the Funds. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.  During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

NOTE 11.  SUBSEQUENT EVENTS

On March 30, 2023, the following Funds declared distributions form ordinary income to shareholders of record as of March 30, 2023:

Ordinary Income

    Per Share Amount

Balanced Fund

      $163,783

$0.06

Income Fund

      $  17,169

$0.02

Stock Fund

      $    9,602

$0.03

Dividend Growth Fund

      $  50,608

$0.06

Focus Fund

      $  28,458

$0.07

Multi Cap Fund

      $    6,591

$0.02

Management has evaluated the impact of all subsequent events through the date the financial statements were available to be issued and has determined that there were no additional subsequent events requiring disclosure in the financial statements for the Funds.

Semi-Annual Report | 60

ARCHER FUNDS

EXPENSE ILLUSTRATION

FEBRUARY 28, 2023 (UNAUDITED)

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs (such as short-term redemption fees); and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period – September 1, 2022 through February 28, 2023.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not such Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semi-Annual Report | 61

ARCHER FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

FEBRUARY 28, 2023 (UNAUDITED)

Archer Balanced Fund
Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
September 1, 2022	February 28, 2023	September 1, 2022 to February 28, 2023

Actual	$1,000.00	$1,004.85	$5.97
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.84	$6.01

* Expenses are equal to the Fund's annualized expense ratio of 1.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Archer Income Fund
Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
September 1, 2022	February 28, 2023	September 1, 2022 to February 28, 2023

Actual	$1,000.00	$1,011.17	$4.79
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,020.03	$4.81

* Expenses are equal to the Fund's annualized expense ratio of 0.96%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Archer Stock Fund
Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
September 1, 2022	February 28, 2023	September 1, 2022 to February 28, 2023

Actual	$1,000.00	$1,022.28	$6.17
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.70	$6.16

* Expenses are equal to the Fund's annualized expense ratio of 1.23%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semi-Annual Report | 62

ARCHER FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

FEBRUARY 28, 2023 (UNAUDITED)

Archer Dividend Fund
Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
September 1, 2022	February 28, 2023	September 1, 2022 to February 28, 2023

Actual	$1,000.00	$1,015.79	$4.90
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.93	$4.91

* Expenses are equal to the Fund's annualized expense ratio of 0.98%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Archer Focus Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2022	February 28, 2023	September 1, 2022 to February 28, 2023

Actual	$1,000.00	$1,057.73	$5.00
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.93	$4.91

* Expenses are equal to the Fund's annualized expense ratio of 0.98%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Archer Multi Cap Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2022	February 28, 2023	September 1, 2022 to February 28, 2023

Actual	$1,000.00	$1,004.46	$4.72
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,020.08	$4.76

* Expenses are equal to the Fund's annualized expense ratio of 0.95%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semi-Annual Report | 63

ARCHER FUNDS

TRUSTEES AND OFFICERS

FEBRUARY 28, 2023 (UNAUDITED)

The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

The following tables provide information regarding the Trustees and Officers.

Independent Trustees

Name, Address*, (Age), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
David Miller (75) Independent Trustee, January 2010 to present	General Securities Corp. – President; 1982-Present
Donald G. Orzeske, J. D. (67) Independent Trustee, January 2010 to present	Goodin, Orzeske & Blackwell, P.C. - Attorney at Law – Shareholder - 2000-Present

*    The address for each trustee is: 11711 N. College Ave., Suite200, Carmel, IN 46032

** The Trust currently consists of 6 Funds.

Interested Trustees & Officers

Name, Address*, (Age), Position with Trust,** Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Troy C. Patton (54) Trustee & President & Chief Executive Officer, December 2009 to present	Archer Investment Corporation, Inc. – President. July 2005 – Present Patton and Associates, LLC – Managing Partner. January 2005 – Present
Umberto Anastasi (48) Treasurer and Chief Financial Officer, September 2015 to present	Mutual Shareholders Services, LLC –Vice President. 1999 – present.
C. Richard Ropka, Esq. (59) Secretary, December 2009 to present	Attorney – Ropka Law, LLC May 1, 2008 – present
Brandon Pokersnik (44) 8000 Town Centre Drive, Suite 400 Broadview Heights, OH 44147 Chief Compliance Officer, November 2017 to present	Accountant, Mutual Shareholder Services, LLC, since 2008, Attorney, Mutual Shareholder Services, LLC, since June 2016, Owner/President, Empirical Administration, LLC, since September 2012
Mason Heyde (33) Assistant Compliance Officer, November 2017 to present	Archer Investment Corporation (2012 – present)

*    The address for each trustee and officer of the Trust is: 11711 N. College Ave., Suite200, Carmel, IN 46032

** The Trust currently consists of 6 Funds.

Semi-Annual Report | 64

ARCHER FUNDS

ADDITIONAL INFORMATION

FEBRUARY 28, 2023 (UNAUDITED)

 Information Regarding Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at (800)238-7701 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Information Regarding Portfolio Holdings

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT.  The Fund’s first and third fiscal quarters end on November 30 and May 31. The Fund’s Form N-PORT’s are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-238-7701.

Information Regarding Statement of Additional Information

The Statement of Additional Information includes additional information about the Directors and is available without charge upon request, by calling toll free at 1-800-238-7701.

Liquidity Risk Management Program

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the six months ended February 28, 2023, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds’ investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

Semi-Annual Report | 65

This Page Was Left Blank Intentionally

Semi-Annual Report | 66

INVESTMENT ADVISOR

Archer Investment Corporation, Inc.

11711 N. College Ave., Suite200

Carmel, IN 46032

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Sanville & Company

1514 Old York Road

Abington, PA 19001

LEGAL COUNSEL

Ropka Law, LLC

215 Fries Mill Road

Turnersville, NJ 08012

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

TRANSFER AGENT AND FUND ACCOUNTANT

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics  Not applicable.

Item 3. Audit Committee Financial Expert  Not applicable.

Item 4. Principal Accountant Fees and Services  Not applicable.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6. Schedule of Investments. Included in Report to Shareholders.

Item 7. Disclosure of Closed End fund Proxy Voting Policies/Procedures. Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9. Purchases of Equity Securities by Closed End Funds. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 11.  Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

Internal Controls.  There were no significant changes in Registrant’s internal controls of in other factors that could significantly effect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13.  Exhibits.

 (a)(1)

EX-99.CODE ETH.  Not Applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Archer Investment Series Trust

By /s/Troy C. Patton

   * Troy C. Patton

     President

Date:  May 5, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Troy C. Patton

   * Troy C. Patton

     President

Date:  May 5, 2023

By /s/Bob Anastasi

   * Bob Anastasi

     Treasurer

Date:  May 5, 2023

* Print the name and title of each signing officer under his or her signature.